TEXAS CAPITAL FUNDS TRUST

2000 McKinney Avenue, Suite 700

Dallas, Texas 75201

VIA EDGAR

October 13, 2023

U.S. Securities and Exchange Commission

Attn: Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	Texas Capital Funds Trust (the “Trust”)

File Nos. 333-271134 / 811-23862

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned certifies that (i) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 3 to the Trust’s Registration Statement on form N-1A, and (ii) the text of Post-Effective Amendment No. 3 has been filed electronically on October 10, 2023 (Accession No. 000158642-23-005473).

Please contact the undersigned at (513) 346-4152 if you have any questions.

Very truly yours,

/s/ Paul F. Leone

Paul F. Leone

Assistant Secretary